Earnings for the year - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 557	$ 431
Percentage of increase in commodity price	10.00%
Impact of hedging instrument, liabilities carrying value	$ 219
Percentage of decrease in commodity price	10.00%
Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 17	$ 10
Foreign exchange risk [member] | Australia [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of increase in the exchange rate	12.00%	12.00%
Percentage of decrease in the exchange rate	(12.00%)	(12.00%)